NUVEEN COLORADO                                                           NUVEEN
INSURED UNIT TRUST 68                                                        943


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 30, 1997
5.01 - 5.22%
ESTIMATED LONG-TERM RETURN:
5.08 - 5.35%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.68 to $98.67 depending on the purchase amount
Cusip           6706E9 556 monthly payment plan
Numbers         6706E9 564 quarterly payment plan
                6706E9 572 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Colorado

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-19                                            42.9%
2020-24                                            14.3%
2025+                                              42.8%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 05/29/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.21%

Treasury Bonds
     Yield                                         7.02%
     Tax Equivalent Yield                          7.39%

Corporate Bonds
     Yield                   7.87%

 *COMPARES TRUST AS OF 05/29/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/28/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS COLORADO INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Board of Trustees of the University of Northern Colorado, Auxiliary         2007 at 100  AAA   Aaa
              Facilities System Revenue Improvement Bonds, Series 1997, 5.60% Due 6/1/24.
     500,000  Colorado Water Resources and Power Development Authority, Small Water Re-   2007 at 101  AAA   Aaa
              sources Revenue Bonds, 1997 Series A, 5.60% Due 11/1/17. (When issued.)
     500,000  Adams County School District No. 14, Adams County, Colorado, General        2007 at 101  AAA   Aaa
              Obligation Bonds, Series 1997, 5.50% Due 12/1/16.
     500,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series   2005 at 102  AAA   Aaa
              1995A, 5.70% Due 11/15/25.
     350,000  Fountain Valley Authority (Colorado), Water Treatment Refunding Revenue     2006 at 100  AAA   Aaa
              Bonds, Series 1996, 5.625% Due 12/1/19.
     150,000  City of Thornton, Colorado, General Obligation Water Refunding Capital      No Optional  AAA   Aaa
              Appreciation Bonds, Series 1991, 0.00% Due 12/1/15. (Original issue             Call
              discount bonds delivered on or about March 14, 1991 at a price of 18.927%
              of principal amount.)
     500,000  Widefield Water and Sanitation District, El Paso County, Colorado, Water    2007 at 102  AAA   Aaa
              and Sewer Revenue Refunding and Improvement Bonds, Series 1997A, 5.60% Due
              12/1/26.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM COLORADO AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/29/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.05. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.68     4.90 %      5.01%   5.08%   5.04%   5.11%   5.06%   5.13 %
 500 / $50,000              101.52     4.75        5.02    5.09    5.05    5.12    5.07    5.14
 1,000 / $100,000           101.26     4.50        5.03    5.11    5.06    5.14    5.08    5.16
 2,500 / $250,000           100.99     4.25        5.04    5.13    5.08    5.16    5.10    5.18
 5,000 / $500,000           100.21     3.50        5.08    5.19    5.12    5.22    5.13    5.24
 10,000 / $1,000,000         99.69     3.00        5.11    5.23    5.14    5.26    5.16    5.28
 25,000 / $2,500,000         99.18     2.50        5.14    5.26    5.17    5.29    5.19    5.31
 50,000 / $5,000,000         98.67     2.00        5.16    5.30    5.20    5.33    5.22    5.35

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.5%   34.5%   39.0%      42.5%
         5.01  % 7.31%   7.65%   8.21%      8.71 %
         5.02    7.33    7.66    8.23       8.73
         5.03    7.34    7.68    8.25       8.75
         5.04    7.36    7.69    8.26       8.77
         5.08    7.42    7.76    8.33       8.83
         5.11    7.46    7.80    8.38       8.89
         5.14    7.50    7.85    8.43       8.94
         5.16    7.53    7.88    8.46       8.97

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            7/15/97   $   .4364
 Monthly plan            8/15/97       .4245   $ 5.0947
 Quarterly plan          8/15/97       .4272
                        11/15/97      1.2816     5.1267
 Semi-annual plan       11/15/97      1.7148
                         5/15/98      2.5722     5.1457
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.73 =  98.299
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/29/97)        interest
 98.299       X   $5.0947        =   $500.80
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 269                                                       943


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 30, 1997
5.15 - 5.36%
ESTIMATED LONG-TERM RETURN:
5.18 - 5.44%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.3 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.18 to $98.18 depending on the purchase amount
Cusip           67102K 580 monthly payment plan
Numbers         67102K 598 quarterly payment plan
                67102K 606 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            14.3%
2020-22                                            19.9%
2023-25                                             0.0%
2026-28                                            51.5%
2029+                                              14.3%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 05/29/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.15%
     Tax Equivalent Yield                          8.66%

Treasury Bonds
     Yield                                         7.02%
     Tax Equivalent Yield                          7.54%

Corporate Bonds
     Yield                   7.87%

 *COMPARES TRUST AS OF 05/29/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/28/97. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 6.85% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Dormitory Authority of the State of New York, New School for Social         2007 at 102  AAA   Aaa
              Research, Insured Revenue Bonds, Series 1997, 5.75% Due 7/1/26.
     300,000  Dormitory Authority of the State of New York, Pace University, Insured      2007 at 102  AAA   Aaa
              Revenue Bonds, Series 1997, 5.75% Due 7/1/26.
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  Metropolitan Transportation Authority (New York), Commuter Facilities       2007 at 101  AAA   Aaa
              Revenue Bonds, Series 1997A, 5.70% Due 7/1/17.                                  1/2
     500,000  Monroe-Woodbury Central School District, Orange County, New York, School    2006 at 102  AAA   Aaa
              District Bonds, 1997, 5.70% Due 5/15/27. (General Obligation Bonds.)
     505,000  The City of New York (New York), General Obligation Bonds, Fiscal 1997      2007 at 101  AAA   Aaa
              Series I, 6.25% Due 4/15/27.
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2007 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1997 Series B, 5.75% Due 6/15/29.
     195,000  Municipal Assistance Corporation for the City of Troy (New York), General   No Optional  AAA   Aaa
              Resolution Bonds, Series 1996B, 0.00% Due 1/15/20. (Original issue discount      Call
              bonds delivered on or about November 26, 1996 at a price of 27.244% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NEW YORK.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/29/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.18     4.90 %      5.15%   5.18%   5.18%   5.21%   5.20%   5.23 %
 500 / $50,000              101.02     4.75        5.16    5.18    5.19    5.21    5.21    5.23
 1,000 / $100,000           100.75     4.50        5.17    5.21    5.20    5.24    5.22    5.26
 2,500 / $250,000           100.49     4.25        5.18    5.22    5.21    5.25    5.23    5.27
 5,000 / $500,000            99.71     3.50        5.22    5.28    5.25    5.31    5.27    5.33
 10,000 / $1,000,000         99.20     3.00        5.25    5.32    5.28    5.35    5.30    5.37
 25,000 / $2,500,000         98.69     2.50        5.28    5.35    5.31    5.38    5.33    5.40
 50,000 / $5,000,000         98.18     2.00        5.30    5.39    5.34    5.42    5.36    5.44

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   35.5%   40.5%      43.5%
         5.15  % 7.69%   7.98%   8.66%      9.12 %
         5.16    7.70    8.00    8.67       9.13
         5.17    7.72    8.02    8.69       9.15
         5.18    7.73    8.03    8.71       9.17
         5.22    7.79    8.09    8.77       9.24
         5.25    7.84    8.14    8.82       9.29
         5.28    7.88    8.19    8.87       9.35
         5.30    7.91    8.22    8.91       9.38

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            7/15/97   $   .4482
 Monthly plan            8/15/97       .4338   $ 5.2077
 Quarterly plan          8/15/97       .4365
                        11/15/97      1.3095     5.2397
 Semi-annual plan       11/15/97      1.7520
                         5/15/98      2.6280     5.2587
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.24 =  98.775
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/29/97)        interest
 98.775       X   $5.2077        =   $514.39
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)